Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000174346 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174346 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174346 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174346 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174346 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174346 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174346 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174346 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174346 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174346 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000174346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000174346 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000174346 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000174346 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000174346 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000174346 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[1]
C000174346 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[1]
C000174346 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[1]
C000174346 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[1]
C000174346 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[1]
C000174346 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	50.90%	[2]
C000174346 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[2]
C000174346 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[2]
C000174346 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000174346 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174345 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174345 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174345 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174345 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174345 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174345 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174345 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174345 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174345 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174345 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000174345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000174345 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000174345 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000174345 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000174345 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000174345 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[3]
C000174345 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[3]
C000174345 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[3]
C000174345 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[3]
C000174345 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[3]
C000174345 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	50.90%	[4]
C000174345 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[4]
C000174345 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[4]
C000174345 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000174345 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010077 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010077 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010077 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010077 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010077 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010077 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010077 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010077 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010077 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010077 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010077 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000010077 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000010077 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000010077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000010077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000010077 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000010077 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[5]
C000010077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[5]
C000010077 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[5]
C000010077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[5]
C000010077 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[5]
C000010077 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	50.90%	[6]
C000010077 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[6]
C000010077 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[6]
C000010077 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[6]
C000010077 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176586 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000176586 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000176586 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000176586 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176586 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176586 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176586 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176586 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176586 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176586 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000176586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000176586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000176586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000176586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000176586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[7]
C000176586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[7]
C000176586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[7]
C000176586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[7]
C000176586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[7]
C000176586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[7]
C000176586 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[8]
C000176586 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[8]
C000176586 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[8]
C000176586 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000176586 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169633 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000169633 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000169633 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169633 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169633 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169633 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169633 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169633 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169633 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169633 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000169633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000169633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000169633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000169633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000169633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[9]
C000169633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[9]
C000169633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[9]
C000169633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[9]
C000169633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[9]
C000169633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[9]
C000169633 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[10]
C000169633 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[10]
C000169633 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[10]
C000169633 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000169633 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010070 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000010070 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000010070 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000010070 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010070 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000010070 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000010070 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010070 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010070 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010070 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010070 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000010070 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000010070 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000010070 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000010070 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000010070 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[11]
C000010070 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[11]
C000010070 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[11]
C000010070 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[11]
C000010070 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[11]
C000010070 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[11]
C000010070 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[12]
C000010070 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[12]
C000010070 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[12]
C000010070 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000010070 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174342 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174342 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174342 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174342 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174342 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174342 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174342 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174342 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174342 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174342 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000174342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[13]
C000174342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000174342 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000174342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000174342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[13]
C000174342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[13]
C000174342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[13]
C000174342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[13]
C000174342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[13]
C000174342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[13]
C000174342 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.40%	[14]
C000174342 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000174342 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[14]
C000174342 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174341 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174341 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174341 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174341 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174341 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174341 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174341 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174341 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174341 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174341 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[15]
C000174341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[15]
C000174341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000174341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000174341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000174341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[15]
C000174341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[15]
C000174341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[15]
C000174341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[15]
C000174341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[15]
C000174341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[15]
C000174341 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.40%	[16]
C000174341 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[16]
C000174341 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[16]
C000174341 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010072 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010072 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010072 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010072 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010072 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010072 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010072 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010072 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010072 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010072 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010072 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000010072 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000010072 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000010072 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000010072 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000010072 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[17]
C000010072 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[17]
C000010072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[17]
C000010072 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[17]
C000010072 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[17]
C000010072 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[17]
C000010072 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.40%	[18]
C000010072 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[18]
C000010072 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[18]
C000010072 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174348 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174348 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174348 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174348 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174348 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174348 | 46434G772
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174348 | 464286772
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174348 | 464286749
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174348 | 464286103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174348 | 464286814
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000174348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000174348 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000174348 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000174348 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000174348 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[19]
C000174348 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[19]
C000174348 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[19]
C000174348 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[19]
C000174348 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[19]
C000174348 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%	[19]
C000174348 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%	[20]
C000174348 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[20]
C000174348 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[20]
C000174348 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[20]
C000174348 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174347 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174347 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174347 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174347 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174347 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174347 | 46434G772
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174347 | 464286772
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174347 | 464286749
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174347 | 464286103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174347 | 464286814
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000174347 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000174347 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000174347 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000174347 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000174347 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[21]
C000174347 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[21]
C000174347 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[21]
C000174347 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[21]
C000174347 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[21]
C000174347 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%	[21]
C000174347 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%	[22]
C000174347 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[22]
C000174347 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[22]
C000174347 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000174347 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010078 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010078 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010078 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010078 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010078 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000010078 | 46434G772
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010078 | 464286772
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010078 | 464286749
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010078 | 464286103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010078 | 464286814
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[23]
C000010078 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000010078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
C000010078 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000010078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000010078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[23]
C000010078 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[23]
C000010078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[23]
C000010078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[23]
C000010078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[23]
C000010078 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%	[23]
C000010078 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%	[24]
C000010078 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[24]
C000010078 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[24]
C000010078 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[24]
C000010078 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253095 | 912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253095 | 912797UR6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253095 | 313385ZD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253095 | 91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253095 | 91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253095 | 912797TF4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253095 | 912797UN5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253095 | 313589ZJ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253095 | 3133ETG50
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253095 | 313385ZB5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253095 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[25]
C000253095 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[25]
C000253095 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[25]
C000253095 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[25]
C000253096 | 912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253096 | 912797UR6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253096 | 313385ZD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253096 | 91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253096 | 91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253096 | 912797TF4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253096 | 912797UN5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253096 | 313589ZJ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253096 | 3133ETG50
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253096 | 313385ZB5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253096 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[26]
C000253096 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[26]
C000253096 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[26]
C000253096 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[26]
C000253097 | 912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253097 | 912797UR6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253097 | 313385ZD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253097 | 91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253097 | 91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253097 | 912797TF4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253097 | 912797UN5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253097 | 313589ZJ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253097 | 3133ETG50
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253097 | 313385ZB5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253097 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[27]
C000253097 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[27]
C000253097 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[27]
C000253097 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[27]
C000173654 | 912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173654 | 912797UR6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173654 | 313385ZD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173654 | 91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173654 | 91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173654 | 912797TF4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173654 | 912797UN5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173654 | 313589ZJ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173654 | 3133ETG50
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173654 | 313385ZB5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173654 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[28]
C000173654 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[28]
C000173654 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[28]
C000173654 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[28]
C000174353 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174353 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174353 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174353 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174353 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174353 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174353 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174353 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174353 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174353 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000174353 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[29]
C000174353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[29]
C000174353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[29]
C000174353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[29]
C000174353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[29]
C000174353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[29]
C000174353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[29]
C000174353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[29]
C000174353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[29]
C000174353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[29]
C000174353 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[30]
C000174353 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.70%	[30]
C000174353 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[30]
C000174353 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[30]
C000174353 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174354 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174354 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174354 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174354 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174354 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174354 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174354 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174354 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174354 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174354 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174354 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000174354 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000174354 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[31]
C000174354 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[31]
C000174354 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[31]
C000174354 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[31]
C000174354 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[31]
C000174354 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[31]
C000174354 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[31]
C000174354 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[31]
C000174354 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[31]
C000174354 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[32]
C000174354 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.70%	[32]
C000174354 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[32]
C000174354 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[32]
C000174354 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000157689 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157689 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000157689 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157689 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157689 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157689 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157689 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157689 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157689 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157689 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000157689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[33]
C000157689 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[33]
C000157689 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[33]
C000157689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[33]
C000157689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[33]
C000157689 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[33]
C000157689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[33]
C000157689 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[33]
C000157689 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[33]
C000157689 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[33]
C000157689 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[34]
C000157689 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.70%	[34]
C000157689 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[34]
C000157689 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[34]
C000157689 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174337 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174337 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174337 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174337 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174337 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174337 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174337 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174337 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174337 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174337 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[35]
C000174337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[35]
C000174337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000174337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000174337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[35]
C000174337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[35]
C000174337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[35]
C000174337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[35]
C000174337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[35]
C000174337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[35]
C000174337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[35]
C000174337 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.20%	[36]
C000174337 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[36]
C000174337 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[36]
C000174337 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174338 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174338 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174338 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174338 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174338 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174338 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174338 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174338 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174338 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174338 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[37]
C000174338 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[37]
C000174338 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000174338 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[37]
C000174338 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000174338 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[37]
C000174338 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[37]
C000174338 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[37]
C000174338 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[37]
C000174338 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[37]
C000174338 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[37]
C000174338 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.20%	[38]
C000174338 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[38]
C000174338 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[38]
C000174338 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010069 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010069 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010069 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010069 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010069 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010069 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010069 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010069 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010069 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010069 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010069 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[39]
C000010069 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[39]
C000010069 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[39]
C000010069 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[39]
C000010069 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000010069 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[39]
C000010069 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[39]
C000010069 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[39]
C000010069 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[39]
C000010069 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[39]
C000010069 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[39]
C000010069 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.20%	[40]
C000010069 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[40]
C000010069 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[40]
C000010069 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174339 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174339 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174339 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174339 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174339 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174339 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174339 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174339 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174339 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174339 | 007903107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[41]
C000174339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
C000174339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[41]
C000174339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[41]
C000174339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[41]
C000174339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[41]
C000174339 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[41]
C000174339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[41]
C000174339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[41]
C000174339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[41]
C000174339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%	[41]
C000174339 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.80%	[42]
C000174339 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[42]
C000174339 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[42]
C000174339 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174340 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174340 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174340 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174340 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174340 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174340 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174340 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174340 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174340 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174340 | 007903107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[43]
C000174340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43]
C000174340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[43]
C000174340 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[43]
C000174340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[43]
C000174340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[43]
C000174340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[43]
C000174340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[43]
C000174340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[43]
C000174340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[43]
C000174340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%	[43]
C000174340 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.80%	[44]
C000174340 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[44]
C000174340 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[44]
C000174340 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010071 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010071 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010071 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000010071 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000010071 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010071 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010071 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010071 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010071 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010071 | 007903107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010071 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[45]
C000010071 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[45]
C000010071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[45]
C000010071 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[45]
C000010071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[45]
C000010071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[45]
C000010071 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[45]
C000010071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[45]
C000010071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[45]
C000010071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[45]
C000010071 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%	[45]
C000010071 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.80%	[46]
C000010071 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[46]
C000010071 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[46]
C000010071 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174352 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174352 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174352 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174352 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174352 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174352 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174352 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174352 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174352 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174352 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[47]
C000174352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[47]
C000174352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000174352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[47]
C000174352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[47]
C000174352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[47]
C000174352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[47]
C000174352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[47]
C000174352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[47]
C000174352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[47]
C000174352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[47]
C000174352 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[48]
C000174352 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[48]
C000174352 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000174352 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	89.00%	[48]
C000174351 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174351 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174351 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174351 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174351 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174351 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174351 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174351 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174351 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174351 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[49]
C000174351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[49]
C000174351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000174351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[49]
C000174351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[49]
C000174351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[49]
C000174351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[49]
C000174351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[49]
C000174351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[49]
C000174351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[49]
C000174351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[49]
C000174351 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[50]
C000174351 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[50]
C000174351 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000174351 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	89.00%	[50]
C000112985 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112985 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112985 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112985 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112985 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112985 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112985 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112985 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112985 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112985 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[51]
C000112985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[51]
C000112985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[51]
C000112985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[51]
C000112985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[51]
C000112985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[51]
C000112985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[51]
C000112985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[51]
C000112985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[51]
C000112985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[51]
C000112985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[51]
C000112985 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[52]
C000112985 | Call/Put Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[52]
C000112985 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000112985 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	89.00%	[52]
C000174350 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000174350 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174350 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174350 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174350 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174350 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174350 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000174350 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174350 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[53]
C000174350 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[53]
C000174350 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.90%	[53]
C000174350 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	84.60%	[54]
C000174350 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[54]
C000174350 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174349 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000174349 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174349 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174349 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174349 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174349 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174349 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000174349 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174349 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[55]
C000174349 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[55]
C000174349 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.90%	[55]
C000174349 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	84.60%	[56]
C000174349 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[56]
C000174349 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099971 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000099971 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000099971 | 74440B884
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000099971 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099971 | 40168W525
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000099971 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099971 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000099971 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000099971 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[57]
C000099971 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[57]
C000099971 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.90%	[57]
C000099971 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	84.60%	[58]
C000099971 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[58]
C000099971 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	As a percentage of total common stocks. Concentrations are subject to change.
[2]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[3]	As a percentage of total common stocks. Concentrations are subject to change.
[4]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[5]	As a percentage of total common stocks. Concentrations are subject to change.
[6]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[7]	As a percentage of total common stocks. Concentrations are subject to change.
[8]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[9]	As a percentage of total common stocks. Concentrations are subject to change.
[10]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[11]	As a percentage of total common stocks. Concentrations are subject to change.
[12]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[13]	As a percentage of total common stocks. Concentrations are subject to change.
[14]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[15]	As a percentage of total common stocks. Concentrations are subject to change.
[16]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[17]	As a percentage of total common stocks. Concentrations are subject to change.
[18]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[19]	As a percentage of total common stocks. Concentrations are subject to change.
[20]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[21]	As a percentage of total common stocks. Concentrations are subject to change.
[22]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[23]	As a percentage of total common stocks. Concentrations are subject to change.
[24]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[25]	As a percentage of total net assets. Concentrations are subject to change.
[26]	As a percentage of total net assets. Concentrations are subject to change.
[27]	As a percentage of total net assets. Concentrations are subject to change.
[28]	As a percentage of total net assets. Concentrations are subject to change.
[29]	As a percentage of total common stocks. Concentrations are subject to change.
[30]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[31]	As a percentage of total common stocks. Concentrations are subject to change.
[32]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[33]	As a percentage of total common stocks. Concentrations are subject to change.
[34]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[35]	As a percentage of total common stocks. Concentrations are subject to change.
[36]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[37]	As a percentage of total common stocks. Concentrations are subject to change.
[38]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[39]	As a percentage of total common stocks. Concentrations are subject to change.
[40]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[41]	As a percentage of total common stocks. Concentrations are subject to change.
[42]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[43]	As a percentage of total common stocks. Concentrations are subject to change.
[44]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[45]	As a percentage of total common stocks. Concentrations are subject to change.
[46]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[47]	As a percentage of total common stocks. Concentrations are subject to change.
[48]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[49]	As a percentage of total common stocks. Concentrations are subject to change.
[50]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[51]	As a percentage of total common stocks. Concentrations are subject to change.
[52]	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.
[53]	As a percentage of total net assets. Concentrations are subject to change.
[54]	As a percentage of total net assets.
[55]	As a percentage of total net assets. Concentrations are subject to change.
[56]	As a percentage of total net assets.
[57]	As a percentage of total net assets. Concentrations are subject to change.
[58]	As a percentage of total net assets.